Recent Accounting Pronouncements Not Yet Adopted	12 Months Ended
Dec. 31, 2024
Recent Accounting Pronouncements Not Yet Adopted [Abstract]
Recent accounting pronouncements not yet adopted

Note 6. Recent accounting pronouncements not yet adopted

The new and amended standards and interpretations that have been issued but are not yet effective up to the date of issuance of the Group’s consolidated financial statements are disclosed below. The Group intends to adopt these standards and interpretations, if applicable, when they become effective.

Lack of Exchangeability – Amendments to IAS 21 - The Effects of Changes in Foreign Exchange Rates

In August 2023, the IASB issued amendments to IAS 21 The Effects of Changes in Foreign Exchange Rates to specify how an entity should assess whether a currency is exchangeable and how it should determine a spot exchange rate when exchangeability is lacking. The amendments also require disclosure of information that enables users of the financial statements to understand how the lack of exchangeability affects, or is expected to affect, the entity’s financial performance, financial position and cash flows.

The amendments will be effective for annual reporting periods beginning on or after January 1, 2025. Early adoption is permitted, but must be disclosed. When applying the amendments, an entity cannot restate comparative information.

The amendments are not expected to have a material impact on the Group’s consolidated financial statements.

Amendments to IFRS 9 and IFRS 7—Amendments to the Classification and Measurement of Financial Instruments

The amendments in Amendments to the Classification and Measurement of Financial Instruments (Amendments to IFRS 9 and IFRS 7) are:

Derecognition of a financial liability settled through electronic transfer

The amendments permit an entity to deem a financial liability (or part of a financial liability) that is settled using an electronic payment system to be discharged (and derecognized) before the settlement date if specified criteria are met. If an entity elects to apply this accounting policy, it must do so for all settlements made through the same electronic payment system.

Classification of financial assets

●	Contractual terms that are consistent with a basic lending arrangement.

The amendments provide guidance on how an entity should assess whether contractual cash flows of a financial asset are consistent with a basic lending arrangement. This is intended to assist an entity to apply the requirements for assessing contractual cash flow characteristics to financial assets with features linked to environmental, social and governance (ESG)

concerns.

●	Assets with non-recourse features.

The amendments enhance the description of the term ‘non-recourse’, in particular to specify that a financial asset has non-recourse features if an entity’s ultimate right to receive cash flows is contractually limited to the cash flows generated by specified assets.

●	Contractually linked instruments.

The amendments clarify the characteristics of contractually linked instruments that distinguish them from other transactions. Specifically, the amendments highlight that in such instruments a prioritization of payments to the holders of financial assets using multiple contractually linked instruments (tranches) is established through a waterfall payment structure, resulting in concentrations of credit risk and a disproportionate allocation of losses between the holders of different tranches. The amendments also note that not all transactions with multiple debt instruments meet the criteria of transactions with multiple contractually linked instruments. In addition, the amendments clarify that the reference to instruments in the underlying pool can include financial instruments that are not within the scope of the classification requirements.

Disclosures

●	Investments in equity instruments designated at FVTOCI.

The requirements in IFRS 7 are amended to require an entity to disclose the fair value gain or loss presented in other comprehensive income during the period, showing separately the fair value gain or loss that relates to investments derecognized in the period and the fair value gain or loss that relates to investments held at the end of the period.

●	Contractual terms that could change the timing or amount of contractual cash flows.

The amendments require an entity to disclose the contractual terms that could change the timing or amount of contractual cash flows on the occurrence (or non-occurrence) of a contingent event that does not relate directly to changes in a basic lending risks and costs. The requirements apply to each class of financial asset measured at amortized cost or FVTOCI and each class of financial liability measured at amortized cost.

The amendments are effective for annual reporting periods beginning on or after 1 January 2026 with earlier application permitted. If an entity elects to apply these amendments for an earlier period, it is required to either:

●	apply all the amendments at the same time and disclose that fact or

●	apply only the amendments to the classification of financial assets for that earlier period and disclose that fact.

The amendments are required to be applied retrospectively, in accordance with IAS 8, with specific exceptions.

The Group anticipate that the application of these amendments may have an impact on the group’s consolidated financial statements in future periods.

Annual Improvements to IFRS Accounting Standards—Volume 11

The IASB issued amendments to five IFRS Accounting Standards as part of its annual improvements process.

IFRS 1 First-time Adoption of International Financial Reporting Standards—Hedge accounting by a first-time adopter

For consistency with the requirements in IFRS 9, IFRS 1:B5-B6 were amended to refer to the ‘qualifying criteria’ for hedge accounting (instead of the ‘conditions’) and to add cross-references to IFRS 9:6.4.1 to improve the understandability of IFRS 1.

IFRS 7 Financial Instruments: Disclosures—Gain or loss on derecognition

The amendments remove an obsolete cross-reference in IFRS 7:B38 to a paragraph that had been deleted when IFRS 13 was issued and align the wording of this paragraph with the terms used in IFRS 13.

Guidance on implementing IFRS 7—Disclosure of deferred difference between fair value and transaction price

The amendments update IFRS 7:IG14 to make the wording of that paragraph consistent with IFRS 7:28 and improve the internal consistency of the wording in the example in IFRS 7:IG14.

Guidance on implementing IFRS 7—Introduction and credit risk disclosures

The amendments add a statement to IFRS 7:IG1 clarifying that the guidance does not necessarily illustrate all the requirements in the referenced paragraphs of IFRS 7. The amendments also simplify the explanation of the aspects of the requirements that are not illustrated in IFRS 7:IG20B.

IFRS 9 Financial Instruments—Derecognition of lease liabilities

The amendments add a cross-reference to IFRS 9:3.3.3 in IFRS 9.2.1(b)(ii) to clarify that, when a lessee has determined that a lease liability has been extinguished in accordance with IFRS 9, the lessee is required to apply IFRS 9:3.3.3 and therefore recognize any resulting gain or loss in profit or loss.

IFRS 9 Financial Instruments—Transaction price

The amendments replace ‘their transaction price (as defined in IFRS 15)’ in IFRS 9.5.1.3 with ‘the amount determined by applying IFRS 15’ to address inconsistency between IFRS 9.5.1.3 and the requirements of IFRS 15 which may require a receivable to be measured at an amount that differs from the amount of the transaction price recognized as revenue. Additionally, the reference to ‘transaction price’ (as defined in IFRS 15) is deleted from Appendix A of IFRS 9.

IFRS 10 Consolidated Financial Statements—Determination of a ‘de facto agent’

The amendments address concerns that the requirements in IFRS 10:B73-B74 might, in some situations, be contradictory. IFRS 10:B73 refers to ‘de facto agents’ as parties acting on the investor’s behalf and states that the determination of whether other parties are acting as de facto agents requires judgement. However, the second sentence of IFRS 10:B74 includes more conclusive language and states that a party is a de facto agent when those that direct the activities of the investor have the ability to direct that party to act on the investor’s behalf. The amendments update IFRS 10:B74 to use less conclusive language and to clarify that the relationship described in IFRS 10:B74 is just one example of a circumstance in which judgement is required to determine whether a party is acting as a de facto agent.

IAS 7 Statement of Cash Flows—Cost method

The amendment replaces the term ‘cost method’ with ‘at cost’ in IAS 7:37 in line with the removal of the definition of ‘cost method’ from the IFRS Accounting Standards.

The amendments are effective for annual reporting periods beginning on or after 1 January 2026, with early application permitted. An entity is required to apply the amendments to IFRS 9:2.1(b)(ii) to lease liabilities that are extinguished on or after the beginning of the annual reporting period in which the entity first applies that amendment. No specific transition provisions are provided in respect of the other amendments.

Amendments to IFRS 9 and IFRS 7—Contracts Referencing Nature-dependent Electricity

Amendments to IFRS 9 Financial Instruments

The following requirements of IFRS 9 are affected by the amendments:

●	the own-use requirements in IFRS 9 are amended to include the factors an entity is required to consider when applying IFRS 9:2.4 to contracts to buy and take delivery of renewable electricity for which the source of production of the electricity is nature-dependent; and

●	the hedge accounting requirements in IFRS 9 are amended to permit an entity using a contract for nature-dependent renewable electricity with specified characteristics as a hedging instrument:

–	to designate a variable volume of forecast electricity transactions as the hedged item if specified criteria are met; and

–	to measure the hedged item using the same volume assumptions as those used for the hedging instrument.

Amendments to IFRS 7 Financial Instruments: Disclosures and IFRS 19 Subsidiaries without Public Accountability:

Disclosures

IFRS 7 and IFRS 19 were amended to introduce disclosure requirements about contracts for nature-dependent electricity with specified characteristics.

The amendments are effective for annual periods beginning on or after 1 January 2026, with earlier application permitted. The amendments to the own use exemption are required to be applied retrospectively in accordance with IAS 8 using the facts and circumstances at the date of initial application. The amendments to the hedge accounting requirements are to be applied prospectively to new hedging relationships designated on or after the date of initial application.

The directors of the entity anticipate that the application of these amendments may have an impact on the group’s consolidated financial statements in future periods.

IFRS 18 – Presentation and Disclosure in Financial Statements

In April 2024, the IASB issued IFRS 18, which replaces IAS 1 Presentation of Financial Statements. IFRS 18 introduces new requirements for the presentation within the statement of profit or loss, including specified totals and subtotals. In addition, entities are required to classify all income and expenses within the statement of profit or loss into one of five categories: operating, investing, financing, income taxes and discontinued operations, of which the first three are new.

The standard also requires disclosure of newly defined management-defined performance measures, subtotals of income and expenses, and includes new requirements for aggregation and disaggregation of financial information based on the identified “roles” of the primary financial statements (PFS) and the notes.

Furthermore, narrow-scope amendments have been made to IAS 7 Statement of Cash Flows, which include changing the starting point for determining cash flows from operations under the indirect method from “profit or loss” to “operating profit or loss” and removing the optionality around classification of cash flows from dividends and interest. Consequential amendments have also been made to several other standards.

IFRS 18 and the related amendments are effective for annual reporting periods beginning on or after January 1, 2027, with early adoption permitted but required to be disclosed. IFRS 18 will be applied retrospectively.

The Group is currently assessing the impacts that the amendments will have on its primary financial statements and the related notes.

IFRS 19 – Subsidiaries without Public Accountability: Disclosures

In May 2024, the IASB issued IFRS 19, which allows eligible entities to elect to apply reduced disclosure requirements while continuing to apply the recognition, measurement and presentation requirements of other IFRS Accounting Standards. To be eligible, at the end of the reporting period an entity must be a subsidiary as defined in IFRS 10, must not have public accountability, and must have an ultimate or intermediate parent that prepares consolidated financial statements, available for public use, that comply with IFRS Accounting Standards.

IFRS 19 will be effective for annual reporting periods beginning on or after January 1, 2027, with early application permitted.